Inventories (Tables)	12 Months Ended
Aug. 31, 2021
Inventories
Schedule of inventories

	2021	2020
	$	$
Raw materials	1,549,125	422,784
Work-in-process	327,757	17,000
Finished goods	99,202	51,743
	1,976,084	491,527